Geographic Information	12 Months Ended
Dec. 31, 2025
Geographical Areas [Abstract]
Geographic Information
Note 5 - Geographic information
Polestar Group determined it has one reportable segment as the chief operating decision maker ("CODM") assesses financial information and the performance of the business on a consolidated basis. The Group manages its business as a single operating segment, which is the business of commercializing and selling battery electric vehicles and related technologies. All substantial decisions regarding allocation of resources as well as the assessment of performance is based on the Group as a whole.
Polestar Group uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group's CODM to allocate resources and assess performance as the source for determining the Group's reportable segments. Polestar Group's CODM has been identified as the Chief Executive Officer ("CEO") as he assesses the performance of the Group and has the function and sole ability to make overall decisions related to the allocation of the Group's resources. Polestar Group allocates resources and assesses financial performance on a consolidated basis.
The following table show the breakdown of Polestar Group's revenue from external customers by geographical location where the Polestar company recognizing the revenue is located:

	For the year ended December 31,
	2025	2024	2023
United Kingdom	784,301	401,790	529,372
Sweden	632,670	353,590	272,891
Germany	227,115	156,361	242,923
Norway	195,218	112,958	92,688
United States	173,446	219,888	388,080
Belgium	151,980	123,254	111,829
Netherlands	145,712	99,848	98,351
Korea	128,338	32,279	59,809
Australia	105,174	61,691	103,288
Denmark	98,841	91,375	95,234
Finland	76,312	46,215	45,567
Switzerland	64,336	43,259	42,611
Canada	59,447	77,023	129,209
Spain	43,923	29,501	21,594

China	43,748	74,373	26,216
Austria	37,333	35,583	33,898
Italy	31,167	16,988	35,244
Portugal	28,028	15,372	12,497
Other countries[1]	31,020	42,913	26,784
Total	3,058,109	2,034,261	2,368,085
1 - Other countries primarily consist of Luxembourg, France, Ireland and Singapore for the year ended December 31, 2025, Luxembourg, Ireland and Singapore for the year ended December 31, 2024, and Ireland, Luxembourg and Singapore for the year ended December 31, 2023.
The non-current assets (consisting of PPE, vehicles under operating leases, and intangibles and goodwill), by geographical location are presented below.

	As of December 31,
	2025	2024
Non-current assets[1]
Sweden	534,387	1,015,649
China	273,945	417,070
Korea	109,934	257
USA	68,854	84,211
United Kingdom	43,383	63,738
Germany	32,140	11,837
Other countries[2]	31,211	41,967
Total	1,093,854	1,634,729
1 - Excludes Deferred tax assets and Other assets.
2 - Primarily consist of Australia, Switzerland and Belgium as of December 31, 2025 and Australia, Belgium and Netherlands as of December 31, 2024.